Subsequent Events - Additional Information (Detail)			6 Months Ended
	Oct. 08, 2018 USD ($) $ / $ $ / Barrel	Sep. 30, 2018 MXN ($)	Jun. 30, 2018 USD ($) $ / $	Sep. 30, 2018 USD ($)	Sep. 30, 2018 MXN ($)	Sep. 05, 2018	Jul. 06, 2018 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates | $ / $			19.8633
P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of revolving credit lines			$ 9,757,000
Outstanding of revolving credit lines			$ 27,500					$ 227,500
Subsequent Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates | $ / $	19.1328
Appreciation of the value of the peso in U.S. dollars terms	3.68%
Weighted average price of crude oil | $ / Barrel	76.55
Percentage increase in average price	11.39%
Subsequent Event [member] | P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 5,668,000,000,000,000
Repayment of revolving credit lines	5,608,000,000,000,000
Outstanding of revolving credit lines	$ 87,500,000,000
Subsequent Event [member] | PMV Minera [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of ownership , percentage							44.09%
Sale of ownership, value of transaction							$ 3,436,000,000
Subsequent Event [member] | TAG Norte Holding [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of ownership , percentage						5.00%
Sale of ownership, value equity				$ 43,036,800	$ 826,046,500
Sale of ownership, net profit		$ 10,257,000